Income Taxes - Additional Information (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Tax losses for which no deferred tax asset is recognised	₽ 128,027	₽ 88,289
Deductible temporary differences for which no deferred tax asset is recognised	17,233	₽ 11,894
No Expiration Period [Member]
Income Tax [Line Items]
Tax losses for which no deferred tax asset is recognised	127,456
1 year expiration period [Member]
Income Tax [Line Items]
Tax losses for which no deferred tax asset is recognised	9
2 year expiration period [Member]
Income Tax [Line Items]
Tax losses for which no deferred tax asset is recognised	111
3 year expiration period [Member]
Income Tax [Line Items]
Tax losses for which no deferred tax asset is recognised	7
4 year expiration period [Member]
Income Tax [Line Items]
Tax losses for which no deferred tax asset is recognised	368
5 year expiration period [Member]
Income Tax [Line Items]
Tax losses for which no deferred tax asset is recognised	₽ 76